UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.1%
		Brazil: 6.4%
274,197		BB Seguridade Participacoes SA	$2,251,574	1.2
223,308		Cia Hering	1,732,053	1.0
351,261		Duratex SA	947,513	0.5
664,948		EcoRodovias Infraestrutura e Logistica SA	2,443,698	1.3
206,526		Engie Brasil Energia SA	2,235,323	1.2
240,621		Totvs S.A.	2,225,052	1.2
			11,835,213	6.4

		Chile: 1.8%
8,070,594		Enel Americas SA	1,559,139	0.9
15,541,709		Enel Chile SA	1,668,330	0.9
			3,227,469	1.8

		China: 30.8%
5,259,000		Agricultural Bank of China Ltd.	2,457,248	1.3
31,818	(1)	Alibaba Group Holding Ltd. ADR	5,634,332	3.0
442,500		Beijing Enterprises Holdings Ltd.	2,558,182	1.4
4,176,000		China BlueChemical Ltd.	1,165,569	0.6
7,133,000		China Construction Bank	6,257,362	3.4
570,500		China Mobile Ltd.	5,803,542	3.1
782,000		China Overseas Land & Investment Ltd.	2,495,747	1.4
784,000		China Resources Land Ltd.	2,267,439	1.2
481,000		China Shineway Pharmaceutical Group Ltd.	441,916	0.2
1,454,000		China State Construction International Holdings Ltd.	1,892,625	1.0
1,718,000	(1)	China Unicom Hong Kong Ltd.	2,505,687	1.4
2,203,171		COSCO Shipping Ports, Ltd.	2,222,536	1.2
1,582,000		Harbin Electric Co. Ltd.	667,176	0.4
275,000		Hengan International Group Co., Ltd.	2,691,436	1.5
5,809,592		Industrial & Commercial Bank of China	4,544,035	2.5
3,168,000		Lenovo Group Ltd.	1,808,040	1.0
4,704,500		Parkson Retail Group Ltd.	664,597	0.4
5,988,000		PetroChina Co., Ltd.	4,040,695	2.2
733,000		Shanghai Industrial Holdings Ltd.	2,076,337	1.1
941,019		Shanghai Pharmaceuticals Holding Co. Ltd.	2,371,248	1.3
1,783,000		Zhejiang Expressway Co., Ltd.	2,136,819	1.2
			56,702,568	30.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: 1.9%
338,859		AIA Group Ltd.	$2,760,945	1.5
17,170,000		Emperor Watch & Jewellery Ltd.	813,416	0.4
			3,574,361	1.9

		India: 8.2%
570,513		Coal India Ltd.	2,442,028	1.3
290,109		GAIL India Ltd.	2,110,947	1.1
292,375		ICICI Bank Ltd. ADR	2,789,257	1.5
621,723		ITC Ltd.	2,468,861	1.3
965,664		NTPC Ltd.	2,712,935	1.5
351,994		Tech Mahindra Ltd.	2,670,798	1.5
			15,194,826	8.2

		Indonesia: 2.5%
4,792,000		Bank Negara Indonesia Persero Tbk PT	2,869,673	1.6
2,489,700		Semen Indonesia Persero Tbk PT	1,730,237	0.9
			4,599,910	2.5

		Malaysia: 3.3%
1,291,077		Berjaya Sports Toto BHD	732,437	0.4
1,920,200		CIMB Group Holdings Bhd	2,840,741	1.6
3,256,100		IJM Corp. Bhd	2,460,288	1.3
			6,033,466	3.3

		Mexico: 2.7%
1,716,953		Grupo Financiero Santander Mexico SAB de CV	2,789,853	1.5
1,174,556		Kimberly-Clark de Mexico SA de CV	2,105,171	1.2
			4,895,024	2.7

		Russia: 6.6%
402,856		Gazprom PJSC - SPON ADR	1,808,823	1.0
24,241	(1)	Lukoil OAO	1,361,346	0.7
48,965		Lukoil PJSC ADR	2,739,592	1.5
13,312	(1)	Magnit OJSC	1,449,463	0.8
218,737		MegaFon PJSC GDR	2,110,812	1.1
158,472		MMC Norilsk Nickel PJSC ADR	2,747,905	1.5
			12,217,941	6.6

		Singapore: 1.2%
1,578,000		First Resources Ltd.	2,190,223	1.2

		South Africa: 5.4%
240,766		Barclays Africa Group Ltd.	2,754,288	1.5
1,241,443		Growthpoint Properties Ltd.	2,262,929	1.2
2,005,342	(1)	PPC Ltd.	1,023,507	0.6
120,668		Shoprite Holdings Ltd.	2,004,681	1.1
145,299		Standard Bank Group Ltd.	1,832,376	1.0
			9,877,781	5.4

		South Korea: 12.8%
123,717		Hite Jinro Co. Ltd.	2,694,319	1.4
9,049		Hyundai Motor Co.	1,373,373	0.7
63,642		Kangwon Land, Inc.	2,172,571	1.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
60,314	Korea Electric Power Corp.	$2,087,945	1.1
75,578	KT Corp.	2,126,436	1.2
55,409	LG Display Co., Ltd.	1,583,197	0.9
6,599	POSCO	2,026,918	1.1
1,953	Samsung Electronics Co., Ltd.	4,596,313	2.5
9,830	Samsung Fire & Marine Insurance Co. Ltd.	2,356,449	1.3
59,081	Shinhan Financial Group Co., Ltd.	2,635,964	1.4
		23,653,485	12.8

	Taiwan: 7.4%
149,000	Catcher Technology Co., Ltd.	1,615,779	0.9
2,359,000	Cathay Financial Holding Co., Ltd.	4,088,219	2.2
3,894,420	CTBC Financial Holding Co. Ltd.	2,606,847	1.4
58,583	MediaTek, Inc.	641,984	0.3
1,046,000	Quanta Computer, Inc.	2,150,599	1.2
342,474	Taiwan Semiconductor Manufacturing Co., Ltd.	2,586,898	1.4
		13,690,326	7.4

	Turkey: 1.2%
3,416,041	(1) Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,139,276	1.2

		United Arab Emirates: 0.9%
907,106	Abu Dhabi Commercial Bank PJSC	1,741,110	0.9

	Total Common Stock
	(Cost $167,535,568)	171,572,979	93.1

PREFERRED STOCK: 4.4%
	Brazil: 1.2%
158,866	Telefonica Brasil SA	2,304,284	1.2

	South Korea: 3.2%
25,932	Hyundai Motor Co.- Series 2	2,585,455	1.4
1,700	Samsung Electronics Co., Ltd. - Pref	3,296,975	1.8
		5,882,430	3.2

	Total Preferred Stock
	(Cost $5,940,002)	8,186,714	4.4

RIGHTS: –%
	Taiwan: –%
53,339	(1) Chinatrust Financial Holding Co., Ltd.	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $173,475,570)	179,759,693	97.5
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
3,434,695	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.960%
	(Cost $3,434,695)	$3,434,695	1.9

	Total Short-Term Investments
	(Cost $3,434,695)	3,434,695	1.9

	Total Investments in Securities (Cost $176,910,265)	$183,194,388	99.4
	Assets in Excess of Other Liabilities	1,019,555	0.6
	Net Assets	$184,213,943	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2017.

Sector Diversification	Percentage of Net Assets
Financials	25.8%
Information Technology	15.7
Industrials	8.9
Consumer Staples	8.5
Telecommunication Services	8.0
Utilities	6.7
Energy	6.7
Consumer Discretionary	5.5
Materials	5.2
Real Estate	5.0
Health Care	1.5
Rights	0.0
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Common Stock
Brazil	$11,835,213	$–	$–	$11,835,213
Chile	3,227,469	–	–	3,227,469
China	7,771,151	48,931,417	–	56,702,568
Hong Kong	813,416	2,760,945	–	3,574,361
India	10,641,851	4,552,975	–	15,194,826
Indonesia	4,599,910	–	–	4,599,910
Malaysia	6,033,466	–	–	6,033,466
Mexico	4,895,024	–	–	4,895,024
Russia	9,407,132	2,810,809	–	12,217,941
Singapore	–	2,190,223	–	2,190,223
South Africa	5,291,117	4,586,664	–	9,877,781
South Korea	4,866,890	18,786,595	–	23,653,485
Taiwan	–	13,690,326	–	13,690,326
Turkey	–	2,139,276	–	2,139,276
United Arab Emirates	1,741,110	–	–	1,741,110
Total Common Stock	71,123,749	100,449,230	–	171,572,979
Preferred Stock	4,889,739	3,296,975	–	8,186,714
Rights	–	–	–	–
Short-Term Investments	3,434,695	–	–	3,434,695
Total Investments, at fair value	$79,448,183	$103,746,205	$–	$183,194,388
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(128,227)	$–	$(128,227)
Total Liabilities	$–	$(128,227)	$–	$(128,227)

(1)	For the period ended November 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2017, securities valued at $21,737,382 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2017, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

iShares MSCI Emerging Markets ETF	BNP Paribas S.A.	Call	12/01/17	46.433	USD	403,300	18,592,130	$265,371	$(15,959)
iShares MSCI Emerging Markets ETF	Morgan Stanley and Co. International PLC	Call	12/15/17	46.820	USD	395,400	18,227,940	290,659	(112,268)
								$556,030	$(128,227)

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value

Equity contracts	Written options	$128,227
Total Liability Derivatives		$128,227

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2017:

	BNP Paribas S.A.	Morgan Stanley & Co. International PLC	Totals
Liabilities:
Written options	$15,959	$112,268	$128,227
Total Liabilities	$15,959	$112,268	$128,227

Net OTC derivative instruments by counterparty, at fair value	$(15,959)	$(112,268)	(128,227)

Total collateral pledged by the Fund/(Received from counterparty)	$15,959	$112,268	$128,227

Net Exposure(1)(2)	$-	$-	$-

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At November 30, 2017, the Fund had pledged $140,000 and $220,00 in cash collateral to BNP Paribas S.A. and Morgan Stanley & Co. International PLC, respectively. Excess cash collateral is not shown for financial reporting purposes.

At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $176,927,140.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$23,036,263
Gross Unrealized Depreciation	(16,837,234)

Net Unrealized Appreciation	$6,199,029

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2018